Right-Of-Use Assets, Net, Lease Liabilities and Long-term Deferred Expenses (Schedule of amounts recognized in statements of profit & loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Interest expenses in respect of lease liability	$ 689	$ 572
Total cash outflow for leases	$ 2,692	$ 2,572